Taxation - Composition of income tax (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended								24 Months Ended		36 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2023 HKD ($)	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2023 CNY (¥)
Composition of income tax (benefit)/expense
Current income tax expense	¥ 15,440		¥ 3,838	¥ 19,579
Deferred tax expenses/(benefits)	(33,515)	$ (4,720)	(24,803)	1,652
Income tax expenses/(benefits)	(18,075)	$ (2,546)	¥ (20,965)	¥ 21,231
Retained earnings of PRC subsidiaries	¥ 348,100											¥ 348,100
Hong Kong
Composition of income tax (benefit)/expense
Income tax rate								16.50%
Income tax rate up to assessable profits									8.25%
Threshold assessable profits | $									$ 2,000
Income tax rate over assessable profits									16.50%
China
Composition of income tax (benefit)/expense
Standard enterprise income tax rate	25.00%	25.00%										25.00%
Preferential tax rate	15.00%	15.00%			15.00%	15.00%	15.00%			0.00%		12.50%
Preferential tax period	3 years	3 years
China | Forecast
Composition of income tax (benefit)/expense
Preferential tax rate											15.00%